Jan. 27, 2025
Persimmon Long/Short Fund
FUND SUMMARY
Investment Objective:
The Persimmon Long/Short Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Persimmon Long/Short Fund Persimmon Long/Short Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Persimmon Long/Short Fund Persimmon Long/Short Fund Class I Shares
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.92%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Persimmon Long/Short Fund | Persimmon Long/Short Fund Class I Shares | USD ($)	195	603	1,037	2,243

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 449% of the average value of its portfolio.

Principal Investment Strategies:

In pursuing the Fund’s investment objective, the Dakota Wealth Management, LLC (the “Adviser”) uses three strategies: (i) selecting individual equity securities, (ii) hedging to mitigate the downside risk of equities during unfavorable markets, and (iii) seeking to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains.

Equity Instruments

Under normal market conditions, the Fund pursues its investment objective by investing at least 60% of its net assets in U.S. exchange listed common stock, preferred stock and depositary receipts (“Equity Instruments”). The Fund may invest in or have exposure to domestic and foreign companies of any market capitalization or sector. The Adviser primarily selects long equity positions from companies in the S&P 500 Index.

Hedging

When the Adviser believes it is warranted by unfavorable market conditions, the Adviser uses its dynamic hedging strategy model to seek to reduce the downside risks associated with the Fund’s exposure to Equity Instruments. Exposure to the hedging strategy is gained through selling short exchange-traded funds.

The Fund expects to have net long exposure to equity markets. The Adviser uses the hedge strategy as an overlay to manage the Fund’s net exposure.

Tax Management

The Adviser seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Adviser seeks to sell any security that has breached a predetermined loss level. Thus, it seeks to accumulate capital losses to partially offset any realized capital gains. This strategy, commonly known as tax-loss harvesting, is combined with the equity portfolio with the objective of creating favorable after-tax returns. However, the Fund’s portfolio may not contain any securities in a loss position. The Adviser may use an exchange-traded fund (“ETF”) as a temporary substitute for an individual Equity Instrument or group of Equity Instruments.

Principal Investment Risks:

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or underlying funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Foreign Investment Risk: Foreign investing (including through American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

●	Hedging Risk: Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security against which it is being hedged.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Large Capitalization Company Risk: To the extent the Fund invests in large capitalization companies, the Fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Model Risk: Like any analysis, the Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Short Position Risk: The Fund will incur a potentially unlimited loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

●	Small and Medium Capitalization Company Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Tax Aware Investing Risk: The Adviser’s tax aware strategies may reduce shareholder taxable distributions but will not likely eliminate taxes. These strategies may require trade-offs that reduce pretax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

●	Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies

●	Underlying Funds Risk: Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last ten full calendar years. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.persimmonfunds.com or by calling 1-855-233-8300.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/2023	10.75%
Worst Quarter:	3/31/2020	(9.70)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Average Annual Total Returns - Persimmon Long/Short Fund		Label	1 Year	5 Years	10 Years
Persimmon Long/Short Fund Class I Shares		Return before taxes	17.36%	8.68%	5.21%
Persimmon Long/Short Fund Class I Shares | Return after taxes on distributions			17.36%	8.68%	4.83%
Persimmon Long/Short Fund Class I Shares | Return after taxes on distributions and sale of Fund shares			10.28%	6.86%	4.05%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	[1],[2]		6.90%	6.09%	2.87%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		25.02%	14.53%	13.10%
[1]	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.
[2]	The HFRX Equity Hedge Index is a broad-based index covering strategies that maintain positions both long and short in primarily equity and equity derivative securities. The index covers a wide variety of investment processes including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The Persimmon Long Short Fund utilizes a systematic process to limit the net exposure of the strategy resulting in profile similar to that of the average Equity Hedge managers that typically maintain at least 50% exposure and may in some cases be substantially entirely invested in equities, both long and short. The HFRX Equity Hedge is a commonly used benchmark for alternative investments such as the Persimmon Long Short Fund.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Persimmon Long/Short Fund | Equity Risk [Member]
●	Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or underlying funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Persimmon Long/Short Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk: Foreign investing (including through American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

Persimmon Long/Short Fund | Hedging Risk [Member]
●	Hedging Risk: Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security against which it is being hedged.

Persimmon Long/Short Fund | Issuer Specific Risk [Member]
●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Persimmon Long/Short Fund | Large Capitalization Company Risk [Member]
●	Large Capitalization Company Risk: To the extent the Fund invests in large capitalization companies, the Fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

Persimmon Long/Short Fund | Management Risk [Member]
●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

Persimmon Long/Short Fund | Market And Geopolitical Risk [Member]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Persimmon Long/Short Fund | Model Risk [Member]
●	Model Risk: Like any analysis, the Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

Persimmon Long/Short Fund | Short Position Risk [Member]
●	Short Position Risk: The Fund will incur a potentially unlimited loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

Persimmon Long/Short Fund | Small And Medium Capitalization Company Risk [Member]
●	Small and Medium Capitalization Company Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Persimmon Long/Short Fund | Tax Aware Investing Risk [Member]
●	Tax Aware Investing Risk: The Adviser’s tax aware strategies may reduce shareholder taxable distributions but will not likely eliminate taxes. These strategies may require trade-offs that reduce pretax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Persimmon Long/Short Fund | Technology Sector Risk [Member]
●	Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies

Persimmon Long/Short Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk: Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.